Exhibit 99.3

COOPR 2025-CES4
Nationstar Mortgage LLC

Opus Capital Markets Consultants, LLC

300 Tri-State International – Suite 320 | Lincolnshire, IL 60069 | www.opuscmc.com | 224.632.1300

Executive Narrative

October 23, 2025

Performed by

Opus Capital Markets Consultants, LLC

For

Nationstar Mortgage LLC

The report summarizes the results of a due diligence review performed on a pool of 835 loans provided by Nationstar Mortgage LLC (“Client”) who provided Opus Capital Markets Consultants, LLC (“Consultant”) with a data tape, from which 30% of the loan sample was chosen and loaded into the LauraMac underwriting software. Consultant performed a detailed valuation, compliance and credit review of all loans.

As detailed herein, the pool contains 33 NQM, 572 QM Safe Harbor APOR and 230 QM Higher Priced APOR loans that were all Closed End Seconds and were re-underwritten in accordance with the lender guidelines in terms of Exhibit A.

Opus is not aware of the total sample size for the securitization, as its review was limited to only the portion of loans included in the securitization it examined. Throughout the securitization evaluation process, certain loans reviewed by Opus may have been removed from the securitization by the client for undisclosed reasons.

EXHIBIT A

Closed End Second

Credit Qualification

A re-underwriting review will be conducted in order to verify that the requisite underwriting guidelines as specified by Client (the “Guidelines”) are met. Confirmation of the loan terms will be performed through recalculation and review of documentation contained in the loan file provided to the Consultant. The Credit Qualification review will consist of the following:

a)	Guidelines: Determine whether each mortgage loan meets the requisite guideline requirements as specified by the Client. In lieu of specific requirements, Consultant should consider Regulation Z including Appendix Q if applicable. If the loan pre-dates the requirements of Regulation Z and Appendix Q, Consultant will consider Fannie Mae’s Single-Family guidelines.

b)	Employment: Review the file documentation for minimum required level of employment, income and asset verifications pursuant to Client provided underwriting guidelines.

c)	Income: Recalculate borrower(s) monthly gross income and verify calculations of income as used by the original loan underwriter at origination to determine compliance with the Client provided underwriting guidelines.

d)	Assets: Confirm the presence of adequate asset documentation to comply with the Client provided underwriting guideline requirements for closing funds, reserves and borrower liquidity.

e)	Debt Ratio: Recalculate the debt-to-income ratio and verify the ratio accuracy used by the loan underwriter at origination to determine compliance with Client provided underwriting guidelines and regulatory requirements.

f)	Property Valuation: Analyze all appraisals and alternative value tools used to qualify the loan for integrity of comparable sales, completeness of data, eligibility of the appraiser and reasonableness of estimated value. Review the appraisal to determine the appraisal(s) meet the requirements of Client provided underwriting guidelines.

g)	Loan-to-Value Ratio: Recalculate and verify the loan-to-value ratio and combined loan-to-value ratio were accurate at origination and meet Client provided underwriting guideline and regulatory requirements.

h)	Credit History: Review the credit report to verify that the borrower(s) demonstrate adequate credit depth to comply with the Client provided underwriting guideline requirements.

i)	Credit Scores: Verify that borrower(s) meet minimum credit score requirements of the Client provided underwriting guidelines.

j)	Compensating Factors: Verify exceptions to the Client provided underwriting guidelines are documented and reasonable.

Document Review

A review of each loan file will be performed to confirm the presence of material documentation as applicable to the specifics of the loan transaction. The Document Review will consist of the following:

a)	Collateral Docs

•	Title Commitment / Policy: Verify the presence of the title commitment or final title policy. Confirm vested parties and the description of the property, liens and tax assessments.

•	Mortgage Note / Security Instrument: Verify the presence of the mortgage note or security instrument. Confirm that the document has been executed by all borrowers and that all riders, addendums and endorsement are present and duly executed.

•	Mortgage / Deed of Trust: Verify the presence of a copy Mortgage or Deed of Trust. Confirm that the documents have been executed by all required parties and that all riders, addendums and exhibits are present and duly executed. If the loan closed within 12 months of the review, Consultant will confirm the presence of a letter from the title company specifying the date the Mortgage / Deed Trust was sent for recording. If the closing did not occur within 12 months of the review and a copy of the recorded Mortgage /Deed of Trust is not contained in the loan file, the Client will submit a report from an independent document custodian verifying the presence of a recoded mortgage or a stamped / signed copy of the document stating the date the document was sent for recording.

•	Conveyance Deed: Verify as applicable that a proper conveyance deed is present in the loan file. Confirm the proper transfer of ownership interest of the subject parties is detailed on the deed.

b)	Closing Docs

•	Final Hud-1 Settlement Statement: If required, verify the presence of a final HUD-1. Verify the completeness of required data and signatures or certification depending upon state compliance requirements.

•	Final Truth-in-Lending Disclosure: If required, verify the presence of a final Truth-in-Lending Disclosure. Verify the completeness of required data and that all required signatures are present.

•	Notice of Right to Cancel: If required based on the specifics of the loan transaction, confirm the presence and required execution of the Notice of Right to Cancel.

•	Loan Estimate: If required verify the presence of the current Loan Estimate (LE) at the time of origination

•	Closing Disclosure: If required verify the presence of the current Closing Disclosure (CD) at the time of origination.

c)	Credit Docs

•	Loan Application: Verify the presence and completeness of both the initial and final loan applications.

•	Underwriting Worksheet: Verify the presence of the relative underwriting worksheet i.e. form 1008, FHA MCAW and VA’s Loan Analysis.

•	Credit Report: Verify the presence of a credit report for each borrower. Confirm that the credit report was pulled within the timing requirements allowable per the Client provided underwriting guidelines.

•	Housing Payment History: In the absence of housing payment histories on the borrower(s) credit report(s), verify that that the file contains a verification of rent or a verification of mortgage form.

•	Letters of Explanation: When Letters of Explanation are required by the Client provided underwriting guidelines, verify the presence of any such letters exist in the loan file.

•	Gift Letters: When Gift Letters are required by the Client provided underwriting guidelines, verify the presence of any such letters exist in the loan file.

•	Income Documentation: Verify the presence of income and employment related documentation required by the Client provided underwriting guidelines for all borrowing parties contributing income to the debt ratio calculation.

•	Asset Documentation: Verify the presence of asset documentation required by the Client provided underwriting guidelines in the loan file.

•	Property Valuation Tools: Verify that each loan file contains adequate appraisal and other third-party valuation tools to satisfy the minimum required documentation under the relative Client provided underwriting guidelines.

•	Proof of Insurance: Verify the presence of insurance certificates for mortgage, hazard, and flood insurance on an as needed basis depending upon the specifics of the loan. Confirm that adequate coverage is present to meet the requirements of the Client provided underwriting guidelines.

Regulatory Compliance

For each Mortgage Loan, Consultant shall determine, to the extent possible and subject to caveats below, whether such Mortgage Loan at the time of origination complied with:

1.	The “material”[2] disclosure requirements of the federal Truth-in-Lending Act (“TILA”), as amended by the Home Ownership and Equity Protection Act (“HOEPA”) and Dodd-Frank, 15 U.S.C. § 1601 et seq. and implemented by Regulation Z, 12 C.F.R. Part 1026, including the material provisions relating to Higher-Priced Mortgage Loans in Regulation Z, 12 C.F.R. §§ 1026.35, and the early TIL disclosure provisions of the Mortgage Disclosure Improvement Act (“MDIA”), as implemented by Regulation Z, 12 C.F.R. §§ 1026.17 et seq; and as amended by the TILA-RESPA Integrated Disclosure (“TRID”) Rule, as set forth below:

a.	For Right of Rescission

i.	A review of the Notice of Right to Cancel, including a verification of the transaction date and expiration date, ensuring proper execution of the Notice of Right to Cancel by all required parties, verifying the disbursement date and determining if a full three (3) day rescission period was adequately provided to the borrower(s).

A.	This review is also to be performed on transactions that are exempt from the rescission requirement but on which a Notice of Right to Cancel was provided.

B.	A condition must be placed if the transaction is a refinance by the original creditor and the borrower was provided the Form H-8 rescission notice. Consultant will note in the condition whether there was a new advance that is subject to rescission per TILA/Regulation Z.

b.	For TILs (Application Dates prior to 10/3/2015)

i.	Confirm the initial TIL disclosure and final TIL disclosures were provided.

ii.	Review and compare the initial and final TIL, and any re-disclosed TIL(s), with a report outlining any TILA violations, including a recalculation of disclosed finance charge, proper execution by all required parties, principal and interest calculations, proper completion of the interest rate and payment summary, recalculation of disclosed APR, and a review to determine disclosure differences were within the allowed tolerances and disclosures were provided within the required timeframes;

c.	For TRID Disclosures (Application Dates on or after 10/3/2015)

i.	Confirm the initial Loan Estimate (LE) was delivered within three (3) business days of application and seven (7) business days prior to consummation in accordance with Client’s Underwriting Guidelines;

ii.	Review the required sections of each LE to ensure they were populated in accordance with the TRID Rules. (If the file reflects more than one LE was provided, each revised LE must have corresponding Change of Circumstance documentation. The 0% and 10% fee tolerance evaluations will be based on the fee amounts disclosed on the initial LE and any valid changes documented and disclosed after the initial LE;

iii.	Confirm the Closing Disclosure (CD) confirm the borrower received the initial CD at least three (3) business days prior to consummation;

iv.	Review the required sections of each CD to ensure they were populated in accordance with the TRID Rules. (Any fee tolerance issues to be cured at closing or within 60 days of loan consummation.)

2.	Section 4 of the Real Estate Settlement Procedures Act (“RESPA”), 12 U.S.C. §2603 and 2604, as implemented by Regulation X, 12 C.F.R. Part 1024, and as amended by the TRID Rule;

3.	The disclosure requirements and prohibitions of Section 50(a)(6), Article XVI of the Texas Constitution;

4.	Confirmation that one of the following are in the loan file, per the Fair Credit Reporting Act: Consumer Credit Score Disclosure, Your Credit Score and the Price You Pay for Credit, or Notice to Home Loan Applicant;

5.	Sections 1411 and 1412 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank”) amending TILA, as implemented by Regulation Z, 12 C.F.R. 1026.43: the general Ability to Repay underwriting standards (12 C.F.R. 1026.43(c)); refinancing of non-standard mortgages (12 C.F.R. 1026.43(d)); Qualified Mortgages (12 C.F.R. 1026.43(e) (including qualified mortgages as defined by the Department of Housing and Urban Development (24 C.F.R. 201 and 203 et seq.) and the Department of Veterans Affairs (38 C.F.R. Part 36 et seq.; and Balloon-payment qualified mortgages made by certain creditors (12 C.F.R. 1026.43(f)) In accordance with “Ability to Repay and Qualified Mortgage Review” description below;

2 These “material” disclosures include the required disclosures of the APR, the finance charge, the amount financed, the total number of payments, the payment schedule, and if the loan is subject to the Homeownership and Equity Protection Act (“HOEPA”), the disclosure requirements and prohibitions of that statute which are set forth in 12 C.F.R. §§ 1026.32(c) and (d).

6.	The Loan Originator Compensation and Prohibitions on Steering provisions of TILA, as implemented by Regulation Z, 12 C.F.R 1026.36;

7.	The requirements for Higher-Price Mortgage Loans, as implemented by Regulation Z, 12 C.F.R. 1026.35;

8.	The appraisal and valuation requirements of TILA, as implemented by Regulation Z, 12 C.F.R. 1026.35;

9.	The counseling requirements of TILA, as implemented by Regulation Z, 12 C.F.R. 1026.36(k) and RESPA, as implemented by Regulation X, 12 C.F.R. 1024.20;

10.	The escrow requirements of RESPA, as implemented by Regulation X, 12 C.F.R 1024.17;

11.	The disclosure requirements and prohibitions of any applicable state, county and municipal laws and ordinances, as amended, that have been enacted to regulate so-called “predatory lending”:

12.	Consultant shall confirm that any mortgage property located in an area identified on a flood hazard map or flood insurance rate map issued by the Federal Emergency Management Agency as having special flood hazards is subject to a qualified flood insurance policy that appears to be is in effect.

13.	For any loans designated as TILA exemption, Consultant shall review the loan file for evidence that the primary purpose of the loan was for commercial or business purposes, including, but not limited to a business purpose certification.

14.	Documentation. Review of the following documents for regulatory compliance:

a.	Final HUD-1 Settlement Statement (“HUD-1”), if applicable

i.	If the loan is in an escrow state, the HUD-1 will be considered final as follows:

A.	HUD-1 is marked Final;

i.	If HUD-1 is not marked Final, it must be stamped certified by the closing agent.

ii.	There should be no markings indicating that the HUD-1 is estimated.

B.	HUD-1 is signed by all parties (including closing agent) or stamped certified by the closing agent; and

C.	If HUD-1 is stamped, the HUD-1 / stamp should be signed or initialed by the closing agent; if the stamp does not contain the signature or initials, it must identify the name of the closing agent.

b.	Final Truth in Lending Disclosure (“TIL”), if applicable

c.	Loan Estimate, if applicable

i.	The Loan Estimate in will be considered delivered based on the date issued, subject to the three-day mailing rule unless the file contains documentation indicating earlier receipt. The loan file may contain one or more Loan Estimates with the latest one provided up until three business days prior to the issuance of an initial Closing Disclosure.

d.	Closing Disclosure, if applicable

i.	The Closing Disclosure in the loan file will be considered delivered based on the date issued, subject to the three-day mailing rule unless the file contains documentation indicating earlier receipt. The loan file may contain one or more Closing Disclosures with the latest one provided up until the consummation date being considered the Final with any delivered post consummation considered as a corrected Closing Disclosure.

e.	Notice of Right to Cancel (if applicable)

f.	Initial TIL, if applicable

g.	Good Faith Estimate (“GFE”), if applicable

h.	Note

i.	Mortgage/Deed of Trust

j.	FACTA disclosures

k.	Third Party Fees

i.	Third party fees on the HUD-1 or Closing Disclosure if applicable referred to as HUD-1/Closing Disclosure, must be shown as paid to the third-party provider. A condition must be set if a third-party fee is paid to the lender, investor, etc. or the payee is blank.

ii.	CONSULTANT will condition for evidence in the file indicating that a charge on the HUD-1/Closing Disclosure exceeds the actual cost to the borrower (i.e. cost printed / stamped on the face of the document showing an amount less than the charge on the HUD-1/Closing Disclosure). Variations of less than $1 are deemed to be within reasonable limits and are not to be reported.

iii.	Any refunds that are provided to the borrower must be accompanied by a revised HUD-1/Closing Disclosure to show the final, accurate charges to the borrower.

Each loan reviewed will be assigned a Compliance condition grade in accordance with the Rating Agency Criteria as more fully described in Section 2(f).

Consultant will not make a determination as to whether the loans comply with federal, state or local laws, constitutional provisions, regulations or ordinances that are not expressly enumerated above. Furthermore, the findings reached by Consultant are dependent upon its receipt of complete and accurate data regarding the loans from loan originators and other third parties upon which Consultant is relying in reaching such findings.

Ability to Repay and Qualified Mortgage Review

1.	For Agency Eligible Loans Only: Consultant reviews applicable loans for compliance with the Qualified Mortgage (QM) rule requirements set forth in Regulation Z (12 C.F.R. 1026.43 et seq.) based upon the loan’s designation (Safe Harbor QM, Rebuttable Presumption QM, Exempt). Consultant determines the loan’s status under the QM rule requirements and assigns a due diligence loan designation. Consultant notes as a material exception if the due diligence findings do not confirm the same loan designation. Additionally, Consultant notes if a loan designation was not provided. Consultant will verify if each loan meets the requirements for a QM under § 1026.43(e)(2)—whether the loan is a safe harbor QM under § 1026.43(e)(1)(i) or a rebuttable presumption QM under § 1026.43(e)(1)(ii). Consultant will verify the presence of documentation for lender determination of QM and indicating factors in its ability-to-repay determination, including how the originator applied its policies and procedures in verification. For loans applications taken on or after June 1, 2021, Consultant will verify whether the loan meets the requirements of the revised general QM definition effective March 1, 2021.

2.	For loans for which applications were received prior to July 1, 2021, if a loan was designated as QM and identified as eligible for guarantee, purchase, or insurance by an applicable agency as permitted under the QM final rule, Consultant reviews the loan to determine whether, based on available information in the loan file the loan satisfied (i), (ii) and (iii) in the paragraph (3)(a)(i) below and reviews the Automated Underwriting System output within the file to confirm agency eligibility.

3.	For Non-Agency Eligible Loans: Consultant reviews applicable loans for compliance with the Ability to Repay (ATR) but not Qualified Mortgage (QM) rule requirements set forth in Regulation Z (12 C.F.R. 1026.43 et seq.).

a.	Qualified Mortgage:

i.	For QM (Safe Harbor or HPCT) designated loans, Consultant reviews the loan to determine whether, based on available information in the loan file: (i) the loan contains risky loan features and terms (e.g. an interest only feature or negative amortization), (ii) the “points and fees” exceed the applicable QM threshold, (iii) the monthly payment was calculated appropriately. Consultant reviews to the applicable consider and verify requirements under the QM rule depending on whether the QM was originated under the original general QM definition or the revised general QM definition effective March 1, 2021.

ii.	For each QM designated loan that satisfied the applicable requirements enumerated above, Consultant then determines whether the loan is a Safe Harbor QM or Higher Priced QM by comparing the loan’s actual annual percentage rate, as recalculated, to the applicable average prime offer rate plus a certain percentage. For QM designated loans originated under the revised general QM definition effective March 1, 2021, Consultant also determines whether the loan exceeds the pricing thresholds for QM loans.

b.	Ability to Repay:

i.	The ability to repay portion of the review for non-agency eligible loans only will focus on the eight factors detailed in the ATR Rule as detailed below for non-agency eligible loans. The Consultant will review the loan file to determine if the creditor verified and considered each of the eight factors utilizing reasonably reliable third-party documentation at or before consummation.

1.	Current or reasonably expected income or assets that the consumer will rely on to repay the loan.

2.	Current employment status

3.	Monthly mortgage payment for subject loan using the introductory or fully indexed rate, whichever is higher, and monthly, fully amortizing payments that are substantially equal.

4.	Monthly payment on any simultaneous loans secured by the subject property.

5.	Monthly payments for property taxes and hazard/flood insurance and certain other costs related to the property such as homeowner’s association fees or ground rent.

6.	Debts, alimony, and child support obligations

7.	Monthly debt-to-income ratio or residual income

8.	Credit history

ii.	For loans designated as agency eligible, Consultant will not review for compliance with the requirements of Appendix Q or General Ability to Repay.

iii.	Consultant reviews loans to determine their conformity with the ATR/QM factors above and is not rendering an independent assessment or analysis. Consultant’s review is based on information contained in the loan file at the time it is provided to Consultant, and only reflects information as of that point in time and does not mean any regulator, judicial or agency will agree with the Consultant’s conclusion.

a)	Regulatory Compliance Disclaimer

Please be advised that Consultant will not make a determination as to whether loans complied with federal, state or local laws, constitutional provisions, regulations or ordinances that are not expressly enumerated herein. There can be no assurance that the review uncovered all issues relating to the origination of the mortgage loans, their compliance with applicable law and regulation and the original appraisals relating of the mortgaged properties or uncovered all relevant factors that could affect the future performance of the mortgage loans. Furthermore, the findings reached by Consultant are dependent upon its receiving complete and accurate data regarding the mortgage loans from loans originators and other third parties upon which Consultant is relying in reaching such findings.

Please be further advised that Consultant does not employ personnel who are licensed to practice law in various jurisdictions, and the findings set forth in the reports prepared by Consultant do not constitute legal advice or opinions. They are recommendations or conclusions based on information provided to Consultant. All final decisions as to whether to purchase or enter into a transaction related to any individual mortgage loan or the mortgage loans in the aggregate, any investment strategy and any legal conclusions, including potential liability related to the purchase or other transaction involving any such loans, shall be made solely by the Client, or other agreed upon party, that has engaged Consultant to prepare its reports pursuant to its instructions and guidelines. Client, or other agreed upon party, acknowledges and agrees that the scoring models applied by Consultant are designed to identify potential risk and the Client, or other agreed upon party, assumes sole responsibility for determining the suitability of the information for its particular use.

b)	Seasoning And Certain Compliance Exceptions

Pursuant to the applicable NRSRO criteria, Consultant graded certain compliance exceptions as non-material based on seasoning of the mortgage loan. Certain mortgage loans were seasoned beyond the applicable period under TILA in which affirmative claims could be brought by a consumer. The time period is not limited for claims, other than recession, which are raised as a defense to foreclosure. Information contained in any Consultant reports related to the applicable statute of limitations for certain claims may not be accurate or reflect the most recent controlling case law. Further, a particular court in a particular jurisdiction may extend, not enforce or otherwise allow claims beyond the statute of limitations identified in the report based on certain factors, including the facts and circumstances of an individual loan.

Additional Disclosures and Requirements:

Consultant will confirm compliance with current documentation and timing requirements in effect at origination of the Mortgage Loan including:

•	Servicing Transfer Disclosure (for applications prior to 10/03/2015):

o	Confirm the presence of the Servicing Transfer Disclosure form in file

o	Verify the Servicing Transfer Disclosure was provided to the borrower(s) within three general business days of “Application”

•	Special Information Booklet (for applications prior to 10/03/2015)/ Home Loan Tool Kit (for applications on or after 10/03/2015):

o	Confirm the presence of the Home Loan Tool Kit is in file for covered loans.

o	Confirm the Home Loan Tool Kit is provided within three general business days of application

•	Affiliated Business Disclosure

o	Confirm the presence of the Affiliated Business Disclosure in file in the event the lender has affiliated business arrangements

o	Confirm the Affiliated Business Disclosure provided within three general business days of “Application” (Consultant reviews for this disclosure to be provided within three general business days, as the lender will typically know at the time of application if borrower(s) will be referred to affiliates for provision of third party services)

o	Confirm the Affiliated Business Disclosure is executed.

•	Initial Escrow Disclosure Statement

o	Confirm the presence of the Initial Escrow Disclosure Statement in file

o	Confirm the Initial Escrow Disclosure Statement was provided at closing or within 45 days after settlement

Equal Credit Opportunity Act (Regulation B)

•	Confirm the lender has provided the borrower a disclosure of the right to receive a copy of appraisals within three (3) business days of application. This disclosure requirement may be met by disclosure on the Loan Estimate pursuant to 12 CFR § 1026.27(m)(1).

•	Confirm that the lender has provided (delivered) copies of appraisals and all other written valuations (as disclosed to the borrower on the HUD-1 and/or contained in the Mortgage Loan File) to the borrower at least three (3) business days prior to consummation Opus uses the following test: Was appraisal/valuation documentation processed at least 6 days prior to account opening/ consummation date (3 day rule plus 3 days mailing time)?

•	For a borrower that has waived the 3-business day disclosure requirement, confirm that the borrower has either (1) signed the waiver at least three (3) business days prior to consummation or (2) has signed an acknowledgment that the waiver occurred at least three (3) business days prior to consummation. Additionally, confirm that the lender has provided copies of appraisals and other written valuations at or prior to consummation.

Fair Credit Report Act (Regulation V)

•	Confirm that the lender has provided the borrower the risk-based pricing notice (as required by 12 CFR § 1022.73) or credit score disclosure (as required by 12 CFR § 1022.74(d)), as applicable; (a) If the lender has provided the risk-based pricing notice, confirm the disclosure was provided before consummation, but not earlier than the approval decision was communicated to the consumer; and (b) If the lender has provided the credit score disclosure, confirm the disclosure was provided before consummation.

•	Confirm that the lender has provided a copy of the disclosure of credit score and the Notice to Home Loan Applicant (as required by 15 U.S.C. § 1681g) before consummation.

High-Cost, State & Local Anti-Predatory Regulations

In addition to federal thresholds, Consultant will review the anti-predatory lending statutes in the following states and local municipalities, as applicable, as well as any additional applicable regulations implemented during the Term of this SOW.

•	Arkansas Home Loan Protection Act, Ark. Stat. Ann. § 23-53-101 et seq.

•	California Anti-Predatory Lending Statute, Cal. Fin. Code § 4970 et seq.

•	California Higher-Priced Mortgage Loan Statute, Cal. Fin. Code §4995 et seq.

•	Colorado Consumer Equity Protection Act, Colo, Rev. Stat. § 5-3.5-101 et seq..

•	Connecticut Abusive Home Loan Lending Practices Act, Conn. Stat. Ann. §36a- 746 et seq., as amended from time to time.

•	Connecticut Nonprime Home Loans Statute, Conn. Gen. Stat. §§ 36a-760 et seq. (as originally enacted and as amended by Senate Bill 949).

•	District of Columbia Home Loan Protection Act, D.C. Official Code § 26-1151.01 et seq., as implemented by 20 D.C. Municipal Reg § 2000.1 et seq.

•	Florida Fair Lending Act, Fla. Stat. Ann. § 494.0078 et seq. (for loans closed before July 1, 2014).

•	Georgia Fair Lending Act, Ga. Stat. Ann. § 7-6A-1 et seq. (as originally enacted by House Bill 02-1361 and as modified by Senate Bill 03-53).

•	Idaho Residential Mortgage Practices Act, Idaho Code § 26-3101 et seq.

•	Illinois High Risk Home Loan Regulations, 38 Ill. Admin. Code §345.10 et seq.

•	Illinois High Risk Home Loan Act, Public Act. 93-0561 (2003) codified at 815, ILCS §§ 137/5 et seq., and as amended by SB 1692 (2012), effective January 10, 2014.

•	Illinois Predatory Lending Database Program, Public Act 95-0691 (SB 1167).

•	City of Chicago, Illinois, Anti-Predatory Lending Ordinance, Chicago Municipal Code, §§ 2-32-440; 2-32-455; 2-92-325; 4-4-155; 8-4-325.

•	Cook County, Illinois, Anti-Predatory Lending Ordinance, Cook County Code of Ordinances § 34-341.

•	Cook County, Illinois, Anti-Predatory Lending Pilot Program, Illinois House Bill 4050 (2005).

•	Indiana Home Loan Practices Act, as amended by HB 1179 (2005), Ind. Code §24-9-1 et seq.

•	Section 16a-3-308a of the Kansas Consumer Credit Code, Kan. Stat. Ann. §16a.101 et seq.

•	Kansas Consumer Credit Code

•	Kentucky Anti-Predatory Lending Statute, Ky. Rev. Stat. § 360.100 et seq.

•	Maine, An Act to Enhance Consumer Protections in Relation to Certain Mortgages (for loans closed prior to September 27, 2011), Me. Rev. Stat. Ann. Tit. 9-A, §§ 8-103(1); 8-206(8);8-206A, as amended by Legislative Documents 1869 (2007), 2125 (2008) and 1439 (2009).

•	Maine Consumer Credit Code - Truth-in-Lending, (for loans closed on or after September 27, 2011), Me. Rev. Stat. Ann. tit. 9-A, §§ 8-501 et seq., as amended from time to time.

•	Maryland Commercial Law, Md. Code Ann., Com. Law §§ 12-124.1; 12-127; 12- 409.1; 12-1029.

•	Maryland Regulations for Higher Priced Mortgage Loans, as promulgated under the Maryland Mortgage Lender Law, Md. Code Ann., Fin. Instit. Code §§ 11-501 et seq.; Md. Code Regs. §§ 09.03.06.01 et seq.

•	Massachusetts High- Cost Mortgage Regulations, 209 CMR Parts 32 and 40, as amended from time to time.

•	Massachusetts Predatory Home Loan Practices Act, M.G.L. Chapter 183C, §§ 1 et seq.

•	Massachusetts “Borrower’s Interest” Standard, M.G.L. Chapter 183, §28C.

•	Massachusetts Mortgage Lender and Broker Regulations, 940 CMR §800 (15-17).

•	Massachusetts Regulations for Higher Priced Mortgage Loans, 209 CMR §§ 32.00 et.seq., as amended from time to time.

•	Massachusetts Subprime ARMs to First Time Homebuyers, M.G.L. Chapter 184, §17B.5.

•	Michigan Consumer Mortgage Protection Act, Mich. Stat. Ann. § 445-1631 et seq.

•	Minnesota Mortgage Originator and Service Licensing Act, § 58.137 et seq. (S.F. 2988 (2002)), as amended by House File 1004 (2007) and Senate File 988 (2007).

•	Nebraska Mortgage Bankers Registration and Licensing Act, Neb. Stat § 45-702 et seq.

•	Nevada Anti-Predatory Lending Law, Assembly Bill No. 284 (2003) and Amended by Assembly Bill No. 440 (2007), codified as NRS § 598D.010 et seq.

•	New Jersey Home Ownership Security Act of 2002, NJ Stat. Ann. § C:46:10B-22 et seq., as amended from time to time.

•	New Mexico Home Loan Protection Act, Senate Bill 449 (Regular Session 2003), codified at NM Rev. Stat. § 58-21A-1 et seq. and as amended from time to time.

•	New York High-Cost Home Loan Regulations, 3 NYCCR Part 41 (2001).

•	New York High-Cost Home Loan Act, N.Y. Bank. L. Ch. 626., as codified in NY Bank. Law § 6-l, and as implemented by 3 NYCCR Part 41 as amended from time to time.

•	New York Subprime Home Loans Statute, NY Bank. Law § 6-m.

•	North Carolina Anti-Predatory Lending Law, N.C. Gen. Stat. §§ 24-1.1A to 24- 10.2 and North Carolina Amendments to Anti-Predatory Lending Law, N.C. Gen. Stat. §§ 24-9; 24-1.1(E)(a); 24-10.2(a), as amended from time to time.

•	Ohio Anti-Predatory Lending Statute, HB 386 as amended by Senate Bill 185 (2006), and as codified in various sections of the Ohio Code.

•	Ohio Consumer Sales Practices Act, Ohio Rev. Code Ann. § 1345.01, as implemented by Ohio Admin. Rules § 109 4-3-01 et seq.

•	City of Cleveland Heights, Ohio, Anti-Predatory Lending Ordinance, Ordinance No. 72-2003 (PSH), Mun. Code §§ 757.01 et seq.

•	Summit County, Ohio, Anti-Predatory Lending Ordinance, Ordinance No. 2004- 618, Muni. Code §§ 201.01 et seq.

•	Oklahoma Anti-Predatory Lending Law, House Bill No. 1574 (2003), as codified in various sections of Title 14A of the Oklahoma Consumer Credit Code.

•	Oklahoma Higher-Priced Mortgage Loans Law, Okla. Admin. Code §§ 160:45-9- 1 et seq.

•	Pennsylvania Consumer Equity Protection Act, 63 Pa. Cons. Stat. Ann. § 456.501 et seq.

•	Rhode Island Home Loan Protection Act, R.I. Gen. L. 34-25.1-2 et seq, as implemented by Emergency Banking Regulation 3 (2006) and Final Banking Regulation 3 (2007) and amended by Senate Bill 371 (2007).

•	City of Providence, Rhode Island, Anti-Predatory Lending Ordinance, Chapter 2006-33, Ordinance No. 245.

•	South Carolina High-Cost and Consumer Home Loans Act, S.C. Code § 37-23-10 et seq.

•	Tennessee Home Loan Protection Act, Tenn. H.R. 3597 (2006), as codified at Tenn. Code Ann. §§ 45-20-101 et seq.

•	Texas High-Cost Home Loan Statute, Tx. Fin. Code Ann. § 343.201 et seq.

•	Section 50(a)(6), Article XVI of the Texas Constitution

•	Section 50(f)(2), Article XVI of the Texas Constitution

•	Utah Residential Mortgage Practices Amendments, Utah Code Ann. § 61-2c-102 et seq.

•	Utah High-Cost Home Loan Act, Utah Code § 61-2d-101 et seq.

•	Vermont Interest Act, 9 V.S.A. § 104, implemented by Regulation B-98-2.

•	Virginia Mortgage Lender and Broker Act (for loans originated prior to July 1, 2003), Va. Code Ann. §§ 6.1-413; 6.1-422; 6.1-428.

•	Virginia Mortgage Lender and Broker Act (for loans originated on or after July 1, 2003 to September 30, 2010, as amended), Va. Code Ann. §§ 6.1-411, 6.1-422.1, 6.1-425.1 and 6.1-425.2.

•	Virginia Mortgage Lender and Broker Act (for loans originated on or after October 1, 2010), Va. Code Ann. §§ 6.2-1600 et seq., as amended from time to time.

•	Virginia Senate Bill 797 (2008), effective July 1, 2008 (uncodified).

•	Washington House Bill 2770, Mortgage Lending Ownership

•	West Virginia Residential Mortgage Lender, Broker and Servicer Act, W.Va. Code § 31-17 et seq.

•	Wisconsin Responsible High-Cost Mortgage Lending Act, Wis. Stat. § 428.202, as implemented by Wis. Admin. Code DFI-Bkg 46.01 et seq.

•	Wyoming Credit Code

Misrepresentation and Third-Party Review

Validate that fraud reports and independent third-party property valuations reports are in the file. The review will consist of the following:

1)	Misrepresentation Review and Valuation Review

Review on each loan to identify potential misrepresentations of income, employment, identity, occupancy, transaction and appraisal misrepresentation or other areas of potential misrepresentation. The Misrepresentation may include the following:

•	Signatures: Validate signature consistency across documents. To the extent imaged or hard copy files are provided, Consultant will utilize reasonable efforts to validate the consistency of signatures across documents.

•	Alerts: Assess credit report alerts for accuracy and potential issues.

•	Social Security Numbers: Compare SSN(s) across all file documents.

•	Document Integrity: Review for apparent alterations to loan documents. To the extent imaged or hard copy files are provided, Consultant will utilize reasonable review of alterations to the loan documents.

•	Data Consistency: Review the documents contained in the loan file for consistency of data.

•	Third Party Fraud Tools: To the extent a third party fraud tool is contained in the loan file, the Consultant will ensure high level or critical warnings are reviewed and addressed.

Independent Third-Party Values

Review each loan to determine whether a third party valuation product was required and if required, that the third party product value was compared to the original appraised value to identify a value variance and apply the appropriate rating agency grade after reviewing the required valuation products. i) Consultant will perform the following steps.

•	Property is complete

•	Value is based on as-is condition or provides satisfactory completion of all material conditions including inspections, licenses, and certifications (including certificates of occupancy) to be made or issued with respect to all occupied portions of the mortgaged property and with respect to the use and occupancy of the same, have been made or obtained from the appropriate authorities.

•	Property is described in average or better condition

•	No apparent appraiser independence violation statements

•	Appraisal addresses any adverse comments

•	Appraisal is completed on appropriate GSE Forms

•	Appraisal contains required attachments.

•	Appraiser was appropriately licensed at the time the appraisal was signed

If the valuation Consultant des not supply the updated valuation product directly to the Consultant, the Client will authorize the valuation Consultant to issue an attestation with sufficient information for the Consultant to determine the correct valuation product was utilized to verify the accuracy of the origination appraisal.

Value Review Disclaimer

•	The individuals performing the above procedures are not person providing valuations for the purpose of the Uniform Standards of Professional Appraisal Practice (“USPAP”) or necessarily licensed as appraiser under Federal or State law, and the services being performed do not constitute appraisal reviews for the purposes of USPAP or Federal or State law.

•	Opus makes no representation or warranty as to the value of the mortgaged property, notwithstanding that Opus may have reviewed the valuation information for reasonableness.

•	Opus is not an Appraisal Management Company (“AMC”) and therefore does not opine on the actual value of the underlying property.

•	Opus is not a creditor within the meaning of the Equal Credit Opportunity Act (“ECOA”) or other lending laws and regulations, and therefore Opus will not have and communications with or responsibility to any individual concerning property valuations.

Properties in FEMA declared disaster zones.

If a FEMA declared disaster occurs after the inspection date on the appraisal, Consultant will review the file to determine if an exterior inspection to ensure:

•	No apparent damage to the property

•	Property appears to be occupied

Pool Details

Loan Type
Type	Count	% of Pool
Non-Conforming	835	100.00%
Conforming-GSE Eligible	0	0.00%
Total	835	100.00%

Interest Rate
Type	Count	% of Pool
8.000 - 8.499	70	8.38%
8.500 - 8.999	267	31.98%
9.000 - 9.499	331	39.64%
9.500 - 9.999	107	12.81%
10.000 - 10.499	24	2.87%
10.500 - 10.999	24	2.87%
11.000 - 11.499	11	1.32%
11.500 - 11.999	1	0.12%
12.000 - 12.499+	0	0.00%
Total	835	100.00%

Purpose
Type	Count	% of Pool
Cash out Refi	835	100.00%
Purchase	0	0.00%
Rate / Term Refi	0	0.00%
Total	835	100.00%

DTI
Type	Count	% of Pool
0.00-20.00	26	3.11%
20.01-30.00	119	14.25%
30.01-40.00	305	36.53%
40.01-45.00	384	45.99%
45.01-50.00	1	0.12%
Total	835	100.00%

Product Type
Type	Count	% of Pool
Fixed	835	100.00%
ARM	0	0.00%
Total	835	100.00%

Occupancy
Type	Count	% of Pool
Primary Residence	835	100.00%
Second Home	0	0.00%
Investment Property	0	0.00%
Total	835	100.00%

Property Type
Type	Count	% of Pool
Single Family Detached	592	70.90%
Co-op	0	0.00%
Condo, Low Rise	18	2.16%
Condo, High Rise	0	0.00%
PUD	195	23.35%
1 Family Attached	30	3.59%
2 Family	0	0.00%
3 Family	0	0.00%
4 Family	0	0.00%
Total	835	100.00%

LTV
Type	Count	% of Pool
0.00-30.00	784	93.89%
30.01-40.00	41	4.91%
40.01-50.00	9	1.08%
50.01-60.00	1	0.12%
60.01-70.00	0	0.00%
70.01-80.00	0	0.00%
80.01-90.00	0	0.00%
Total	835	100.00%

QM Type
Type	Count	% of Pool
Non-QM	33	3.95%
QM: Safe Harbor APOR	572	68.50%
QM: Higher Priced APOR	230	27.54%
ATR/QM Exempt	0	0.00%
Total	835	100.00%

Tape Discrepancies

No discrepancies to report

Multiple Loans to One Borrower: TPR firm reviewed common identifiers for all loans in the population and confirmed there were no obligors with multiple loans in the pool.

Property Inspection Waivers: No loans had a Property Inspection Waiver.

Loan Grading Definitions

Credit

S&P	Moody’s	Fitch	Kroll	DBRS	Definition
A	A	A	A	A	Loan conforms to all applicable guidelines, no conditions noted
B	B	B	B	B	Loan does not meet every applicable credit guideline. However, most of the loan characteristics are within the guidelines and there are documented and significant compensating factors
C	C	C	C	C	The loan does not meet every applicable credit guideline, and most of the loan characteristics are outside of guidelines; or there are weak or no compensating factors
D	D	D	D	D	The loan file is missing critical documentation required to perform the review

Compliance

S&P	Moody’s	Kroll	DBRS	Definition
A	A	A	A	The loan was originated in compliance with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
B	B	B	B	The loan was originated in compliance with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations; however, minor evidentiary issue(s) exist
C	C	C	C	The includes material violation(s) with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
D	D	D	D	The loan file is missing critical documentation required to perform the review

Fitch	Definition
A	The loan was originated in compliance with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
B	The loan is in compliance with all applicable laws and regulations and a benefit to the borrower is present and documented
C	The includes material violation(s) with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
D	The loan file is missing critical documentation required to perform the review

Property Valuation

Moody’s	Fitch	Kroll	DBRS	Definition
A	A	A	A	Value is within a 10% variance of third party product. Appraisal meets lender guidelines. Subject property is 100% complete. Property condition is average or better. Standard GSE form was utilized. Appraiser is licensed. Appraisal is complete.
B	B	B	B	Meets all terms for an A, but property requires cosmetic or minor repairs that do not affect value or habitability
C	C	C	C	Any of the following items: Origination value and third party valuation product value has a variance of 10% or greater, cannot validate value, property is incomplete, property condition is less than average, GSE form was not utilized, and/or the appraisal and/or does not meet guidelines
D	D	D	D	The loan file was missing the appraisal and/or other valuations products needed to complete the review

S&P	Definition
A	First Level Review Value is within a 10% variance to the original appraisal. Appraisal meets lender guidelines. Subject property is 100% complete. Property condition is average or better. Standard GSE form was utilized. Appraiser is licensed. Appraisal is complete.
B	First Level Review Value is greater than a 10% variance to the original appraisal but the second level review value is within 10% variance of the original appraised value. In addition, property requires cosmetic or minor repairs that do not affect value or habitability
C	Any of the following items: Second Level Review Value is greater than a 10% variance to the original appraisal, cannot validate value, property is incomplete, property condition is less than average, GSE form was not utilized, and/or the appraisal and/or does not meet guidelines
D	The loan file was missing the appraisal and/or other valuations products needed to complete the review

Loan Review Findings

The following summarizes Consultant’s final loan securitization and event grades assigned to the final reviewed loan pool and reported in the Agency Grading Report dated October 22, 2025.

Overall Grade Summary
DBRS, Kroll, and Moody’s NRSRO Grade	# of Loans	% of Loans
A	827	99.04%
B	8	0.96%
C	0	0.00%
D	0	0.00%

Compliance Grade Summary
DBRS, Kroll, and Moody’s NRSRO Grade	# of Loans	% of Loans
A	829	99.28%
B	6	0.72%
C	0	0.00%
D	0	0.00%

Credit Grade Summary
DBRS, Kroll, and Moody’s NRSRO Grade	# of Loans	% of Loans
A	833	99.76%
B	2	0.24%
C	0	0.00%
D	0	0.00%

Property Grade Summary
DBRS, Kroll, and Moody’s NRSRO Grade	# of Loans	% of Loans
A	0	0.00%
B	0	0.00%
C	0	0.00%
D	0	0.00%
N/A	835	100.00%

Overall Grade Summary
S&P NRSRO Grade	# of Loans	% of Loans
A	9	1.08%
B	0	0.00%
C	826	98.92%
D	0	0.00%

Compliance Grade Summary
S&P NRSRO Grade	# of Loans	% of Loans
A	829	99.28%
B	6	0.72%
C	0	0.00%
D	0	0.00%

Credit Grade Summary
S&P NRSRO Grade	# of Loans	% of Loans
A	833	99.76%
B	2	0.24%
C	0	0.00%
D	0	0.00%

Property Grade Summary
S&P NRSRO Grade	# of Loans	% of Loans
A	9	1.08%
B	0	0.00%
C	826	98.92%
D	0	0.00%

Overall Grade Summary
Fitch NRSRO Grade	# of Loans	% of Loans
A	827	99.04%
B	8	0.96%
C	0	0.00%
D	0	0.00%

Compliance Grade Summary
Fitch NRSRO Grade	# of Loans	% of Loans
A	829	99.28%
B	6	0.72%
C	0	0.00%
D	0	0.00%

Credit Grade Summary
Fitch NRSRO Grade	# of Loans	% of Loans
A	833	99.76%
B	2	0.24%
C	0	0.00%
D	0	0.00%

Property Grade Summary
Fitch NRSRO Grade	# of Loans	% of Loans
A	835	100.00%
B	0	0.00%
C	0	0.00%
D	0	0.00%

Loans Reviewed (835)

1545043	1545537	1546045	1546555	1547043
1545045	1545540	1546048	1546558	1547047
1545048	1545544	1546052	1546561	1547052
1545049	1545549	1546056	1546564	1547057
1545050	1545552	1546057	1546567	1547060
1545053	1545554	1546062	1546568	1547063
1545055	1545556	1546064	1546572	1547065
1545060	1545557	1546069	1546577	1547070
1545062	1545560	1546074	1546582	1547073
1545066	1545563	1546076	1546584	1547076
1545070	1545567	1546080	1546589	1547077
1545071	1545568	1546085	1546593	1547079
1545072	1545569	1546088	1546594	1547083
1545074	1545571	1546093	1546599	1547084
1545078	1545572	1546098	1546603	1547088
1545080	1545575	1546100	1546605	1547089
1545081	1545580	1546103	1546607	1547091
1545085	1545585	1546107	1546612	1547095
1545090	1545589	1546109	1546613	1547100
1545092	1545593	1546114	1546618	1547103
1545097	1545594	1546116	1546619	1547107
1545099	1545598	1546119	1546621	1547108
1545104	1545603	1546123	1546622	1547113
1545107	1545607	1546126	1546627	1547114
1545108	1545608	1546129	1546632	1547118
1545112	1545612	1546134	1546636	1547121
1545115	1545613	1546139	1546637	1547124
1545119	1545617	1546143	1546641	1547126
1545123	1545620	1546146	1546642	1547127
1545124	1545621	1546148	1546647	1547129
1545128	1545626	1546149	1546650	1547131
1545133	1545631	1546154	1546653	1547134
1545135	1545635	1546158	1546656	1547135
1545137	1545640	1546163	1546661	1547136
1545142	1545645	1546168	1546663	1547139
1545147	1545649	1546169	1546667	1547142
1545149	1545653	1546170	1546670	1547144
1545154	1545655	1546173	1546674	1547148
1545156	1545656	1546178	1546675	1547149
1545161	1545657	1546179	1546680	1547153

1545163	1545662	1546182	1546683	1547155
1545164	1545663	1546184	1546688	1547159
1545168	1545668	1546188	1546692	1547162
1545170	1545669	1546192	1546694	1547164
1545171	1545672	1546195	1546697	1547165
1545172	1545674	1546200	1546701	1547170
1545176	1545676	1546204	1546704	1547173
1545178	1545679	1546206	1546705	1547176
1545181	1545684	1546211	1546708	1547180
1545186	1545688	1546215	1546710	1547183
1545188	1545691	1546219	1546712	1547188
1545192	1545692	1546220	1546716	1547191
1545193	1545694	1546225	1546719	1547196
1545196	1545699	1546229	1546722	1547201
1545197	1545702	1546234	1546726	1547204
1545201	1545705	1546238	1546731	1547209
1545205	1545708	1546241	1546733	1547213
1545210	1545709	1546243	1546736	1547215
1545214	1545712	1546248	1546738	1547219
1545215	1545716	1546253	1546740	1547220
1545217	1545718	1546256	1546743	1547224
1545218	1545723	1546258	1546745	1547229
1545220	1545724	1546259	1546747	1547231
1545222	1545728	1546262	1546748	1547233
1545224	1545731	1546263	1546750	1547234
1545226	1545736	1546267	1546752	1547236
1545227	1545738	1546268	1546754	1547240
1545228	1545743	1546269	1546755	1547244
1545233	1545745	1546273	1546758	1547247
1545234	1545750	1546277	1546761	1547250
1545239	1545751	1546281	1546766	1547251
1545240	1545752	1546283	1546769	1547255
1545241	1545754	1546286	1546772	1547260
1545243	1545757	1546288	1546773	1547262
1545246	1545759	1546292	1546777	1547265
1545247	1545763	1546294	1546780	1547266
1545251	1545767	1546295	1546782	1547268
1545254	1545769	1546296	1546786	1547271
1545256	1545770	1546298	1546791	1547273
1545261	1545771	1546299	1546796	1547274
1545263	1545776	1546304	1546798	1547276
1545267	1545781	1546307	1546803	1547280
1545270	1545785	1546311	1546808	1547283
1545275	1545789	1546315	1546812	1547285
1545278	1545794	1546316	1546817	1547287
1545281	1545796	1546317	1546821	1547292

1545286	1545797	1546320	1546822	1547293
1545290	1545800	1546324	1546825	1547297
1545294	1545804	1546327	1546826	1547301
1545296	1545809	1546332	1546828	1547303
1545297	1545813	1546337	1546833	1547305
1545301	1545817	1546339	1546834	1547308
1545304	1545821	1546340	1546838	1547310
1545309	1545823	1546342	1546843	1547315
1545314	1545826	1546343	1546845	1547316
1545317	1545831	1546347	1546846	1547320
1545320	1545836	1546350	1546848	1547322
1545325	1545837	1546352	1546850	1547326
1545330	1545842	1546354	1546852	1547330
1545335	1545845	1546356	1546854	1547334
1545337	1545846	1546361	1546855	1547337
1545338	1545849	1546366	1546858	1547341
1545340	1545854	1546369	1546860	1547342
1545345	1545855	1546372	1546864	1547343
1545349	1545860	1546373	1546869	1547346
1545350	1545864	1546375	1546871	1547351
1545355	1545868	1546377	1546873	1547354
1545359	1545872	1546382	1546876	1547356
1545361	1545877	1546385	1546877	1547359
1545362	1545881	1546389	1546882	1547362
1545366	1545886	1546393	1546884	1547363
1545367	1545887	1546394	1546887	1547364
1545371	1545892	1546399	1546891	1547367
1545376	1545894	1546402	1546893	1547371
1545377	1545898	1546403	1546898	1547376
1545380	1545903	1546406	1546900	1547379
1545381	1545904	1546409	1546904	1547380
1545382	1545905	1546411	1546908	1547381
1545386	1545910	1546413	1546912	1547385
1545390	1545913	1546414	1546913	1547388
1545393	1545914	1546416	1546917	1547390
1545396	1545915	1546420	1546918	1547395
1545399	1545918	1546423	1546923	1547398
1545402	1545920	1546428	1546924	1547400
1545403	1545925	1546433	1546928	1547402
1545404	1545926	1546438	1546931	1547403
1545405	1545927	1546443	1546934	1547407
1545406	1545932	1546446	1546937	1547408
1545408	1545934	1546447	1546942	1547413
1545413	1545935	1546452	1546944	1547416
1545418	1545940	1546456	1546946	1547417
1545422	1545944	1546457	1546950	1547419

1545427	1545946	1546461	1546952	1547422
1545431	1545949	1546466	1546956	1547426
1545436	1545954	1546467	1546957	1547430
1545441	1545958	1546471	1546959	1547431
1545442	1545960	1546474	1546960	1547433
1545444	1545965	1546476	1546961	1547436
1545446	1545969	1546477	1546965	1547438
1545447	1545973	1546480	1546966	1547441
1545448	1545977	1546482	1546967	1547444
1545451	1545982	1546483	1546972	1547446
1545455	1545983	1546484	1546976	1547449
1545459	1545985	1546486	1546980	1547451
1545464	1545988	1546487	1546984	1547454
1545469	1545990	1546489	1546986	1547458
1545473	1545991	1546494	1546987	1547460
1545474	1545996	1546499	1546990	1547462
1545476	1545997	1546501	1546991	1547465
1545477	1546001	1546504	1546994	1547466
1545482	1546002	1546505	1546998	1547467
1545486	1546003	1546506	1547002	1547471
1545491	1546005	1546509	1547005	1547474
1545493	1546008	1546510	1547006	1547475
1545497	1546012	1546513	1547007	1547479
1545500	1546016	1546514	1547008	1547483
1545502	1546017	1546517	1547011	1547486
1545506	1546020	1546521	1547012	1547490
1545510	1546021	1546524	1547015	1547495
1545511	1546022	1546529	1547018	1547499
1545514	1546026	1546533	1547022	1547504
1545516	1546030	1546538	1547026	1547508
1545520	1546034	1546541	1547029	1547510
1545523	1546038	1546542	1547030	1547513
1545527	1546039	1546544	1547031	1547515
1545530	1546040	1546547	1547033	1547517
1545535	1546044	1546550	1547038	1547520

If you have any questions, please contact Uriah Clavier at Uriah.Clavier@opuscmc.com.